Shareholder Report, Line Graph (Details) - USD ($)		6 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000142690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class A Shares - Including sales charges
Accumulated Value	$ 14,175		$ 10,194	$ 10,880	$ 10,965	$ 10,696	$ 7,253	$ 9,774	$ 12,962	$ 12,491	$ 17,118	$ 20,995
C000142691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class C Shares - Including sales charges
Accumulated Value	10,000		7,140	7,556	7,561	7,322	4,920	6,579	8,661	8,293	11,273	13,722
C000142692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I Shares
Accumulated Value	10,000		7,214	7,713	7,795	7,623	5,184	6,996	9,302	8,994	12,342	15,176
C000142693 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class Shares - Including sales charges
Accumulated Value	9,450		6,796	7,253	7,316	7,136	4,842	6,521	8,645	8,341	11,434	14,016
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000®Index
Accumulated Value	15,000		15,033	17,693	20,358	20,866	23,258	33,471	32,238	32,894	41,967	47,473
Alerian Midstream Energy Select Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian Midstream Energy Select Index
Accumulated Value	15,000		11,931	13,864	13,744	13,991	10,347	15,064	19,704	18,344	24,775	31,726
Cushing MLP Premier Tiered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Cushing MLP Premier Tiered Index
Accumulated Value	15,000		11,370	12,079	11,631	11,501	7,506	10,323	13,503	12,571	16,978	21,742
Alerian MLP Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Alerian MLP Index
Accumulated Value	$ 15,000		$ 11,370	$ 12,079	$ 11,631	$ 11,501	$ 7,506	$ 10,781	$ 13,748	$ 14,825	$ 20,072	$ 23,131
Morningstar Energy Limited Partnership Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar Energy Limited Partnership Category Average